RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other current liabilities	$ 27,259	$ 33,494
TFG Marine
Related Party Transaction [Line Items]
Other current liabilities	8,479	9,219
Other
Related Party Transaction [Line Items]
Other current liabilities	678	273
Affiliated Entity
Related Party Transaction [Line Items]
Other current liabilities	$ 9,157	$ 9,492